Supplement to the
Fidelity® Growth Discovery Fund
August 29, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

CII-14-01  January 17, 2014
1.482432.123

Supplement to the
Fidelity® Fund
August 29, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

FID-14-01  January 17, 2014
1.712065.119

Supplement to the
Fidelity Fifty®
August 29, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

FIF-14-01  January 17, 2014
1.463147.128

Supplement to the
Fidelity® Mega Cap Stock Fund
August 29, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

GII-14-01  January 17, 2014
1.734047.120